Convertible debt	12 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Convertible debt

11. Convertible debt

The Company issued secured Series A and Series C convertible notes on September 23, 2025, October 8, 2025, and November 7, 2025 respectively, for a total face value of $65,000,000. These convertible notes bear interest of 6% per year, mature   on September 23, 2027, October 8, 2027, and November 7, 2027, respectively. The notes convert at a conversion rate based on a formula using the share’s market price preceding the conversion date. The convertible notes are secured by digital assets held in two BitGo digital wallets with fair value of $36,611,405. During the year, the note holder   had converted $8,575,000 Series A notes and $14,010,000 Series C notes for a total of 86,207 Class A common stocks.

The Company issued Series D convertible notes on March 13, 2026, for a total face value of $250,000. These convertible notes bear interest of 6% per year, mature on March 13, 2028.

The notes are convertible at the holder’s option based on the following conversion rates:

Note Description	Face Value	Conversion Rate
Series A – 1st Closing – September 23, 2025	$11,000,000	The lessor of $4,654 or 95% of the lowest daily VWAP during the ten (10) Trading Days immediately preceding the Conversion Date or other date of determination
Series A – 2nd Closing – October 8, 2025	4,000,000	The lessor of $3,036 or 95% of the lowest daily VWAP during the ten (10) Trading Days immediately preceding the Conversion Date or other date of determination
Series D – March 13, 2026	250,000	The lessor of $116 or 95% of the lowest daily VWAP during the ten (10) Trading Days immediately preceding the Conversion Date or other date of determination
Exchanged Note - May 27, 2026	44,493,606	The lessor of $21 or 95% of the lowest daily VWAP during the ten (10) Trading Days immediately preceding the Conversion Date or other date of determination
Total	$59,743,606

The Note bears interest at 6% per annum, calculated using a 360-day year consisting of twelve 30-day months, payable monthly. Interest is payable in ordinary shares if the contractual equity conditions are satisfied, although the Company may elect payment in cash or a combination of cash and shares. If those conditions are not satisfied, interest must be paid in cash unless waived by the Holder. Shares issued for interest are valued at the lower of the then-effective stated conversion price and the greater of the contractual floor price and 93% of the lowest trading price during the applicable ten-trading-day period. An additional cash payment applies when the contractual floor-price condition is triggered.

Conversions are subject to applicable Nasdaq issuance limits and a 9.99% beneficial ownership limitation. The Holder may adjust its ownership limitation within that ceiling, with increases effective after 61 days’ notice. Failure to timely deliver conversion shares requires daily cash payments equal to 2% of the value of undelivered shares, determined using a trading price selected by the Holder within the contractual period. The Holder also has conversion-rescission and buy-in reimbursement rights. Upon specified defaults, the Holder may generally require cash redemption at 125% of the conversion amount or elect enhanced conversion rights, including after cure. Specified bankruptcy events require immediate repayment under the contractual premium provisions. Default interest and an 18% annual late charge on overdue amounts also apply.

The Note provides participation rights in purchase rights and distributions on an as-converted basis, protection of conversion rights in corporate transactions, and cash redemption rights at 125% upon a change of control. Subject to specified exclusions, below-price securities issuances reduce the stated conversion price, and the Holder may elect pricing formulas offered in subsequent variable-price issuances. Additional adjustments apply to share splits, combinations and other dilutive events. The Company must reserve sufficient authorized shares for full conversion at the contractual floor price, disregarding conversion limitations. Share deficiencies require corrective action, including a shareholder meeting within 75 days, and may result in cash redemption obligations and an event of default.

Additionally, the   Company may not prepay any portion of the outstanding Principal, accrued and unpaid Interest or accrued and unpaid Late Charges on Principal and Interest.

The Company analyzed the convertible notes under ASC 815 and determined there were certain features not clearly and closely related to the host debt instrument. As such, the Company elected the FVO to fair value the convertible notes under the guidance in ASC 825. The convertible notes at fair value are required to be remeasured using level 3 fair value measurements. As of June 30, 2026 and 2025, the convertible notes at fair value were $38,098,883 and nil, respectively.

On May 27, 2026, the Company exchanged $42,985,000 in face value Series C convertible notes for Series D convertible notes with a face value of $44,493,606. The Company tested the exchange under ASC 470 to determine if the exchange resulted in extinguishment accounting. The change in cash flows was greater than 10%. As a result the Company recorded a loss on extinguishment in the amount of $4,818,933, which is the difference between the fair value of the old note ($38,663,352) and the new note ($43,482,285).

GMEX ROBOTICS CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The Company triggered an event of default related to the following provisions including, but not limited to, in certain financing arrangements.

1.	Existence of Liens. Competing liens.

2.	Volume Deficiency Events Relevant Provision(s) (including, but not limited to) 4a(xxvi): a Volume Deficiency Event has occurred on any three (3) Trading Days over any consecutive ten (10) Trading Day period; multiple times during the year it appears a volume deficiency event occurred.

However, the holder has granted a waiver on these defaults. As such, the notes are not in default.